UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21611

Name of Fund: S&P 500 (R) GEARED SM Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, President, S&P 500 (R)
      GEARED SM Fund Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                   10,900           Boeing Co.                                              $     564,293
                                              2,700           General Dynamics Corp.                                        282,420
                                              1,200           Goodrich Corp.                                                 39,168
                                             10,300           Honeywell International, Inc.                                 364,723
                                              1,578           L-3 Communications Holdings, Inc.                             115,573
                                              5,900           Lockheed Martin Corp.                                         327,745
                                              4,900           Northrop Grumman Corp.                                        266,364
                                              5,700           Raytheon Co.                                                  221,331
                                              2,000           Rockwell Collins, Inc.                                         78,880
                                              6,600           United Technologies Corp.                                     682,110
                                                                                                                      -------------
                                                                                                                          2,942,607
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 1.2%                3,900           FedEx Corp.                                                   384,111
                                                900           Ryder System, Inc.                                             42,993
                                             14,400           United Parcel Service, Inc.                                 1,230,624
                                                                                                                      -------------
                                                                                                                          1,657,728
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                               2,500         + Delta Air Lines, Inc.                                          18,700
                                              9,200           Southwest Airlines Co.                                        149,776
                                                                                                                      -------------
                                                                                                                            168,476
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                        1,200           Cooper Tire & Rubber Co.                                       25,860
                                              1,500           Dana Corp.                                                     25,995
                                              6,100           Delphi Corp.                                                   55,022
                                              2,700         + The Goodyear Tire & Rubber Co.                                 39,582
                                              2,200           Johnson Controls, Inc.                                        139,568
                                              1,000           Visteon Corp.                                                   9,770
                                                                                                                      -------------
                                                                                                                            295,797
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.6%                           21,800           Ford Motor Co.                                                319,152
                                              7,500           General Motors Corp.                                          300,450
                                              3,900           Harley-Davidson, Inc.                                         236,925
                                                                                                                      -------------
                                                                                                                            856,527
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.3%                                400           Adolph Coors Co. Class B                                       30,268
                                              9,800           Anheuser-Busch Cos., Inc.                                     497,154
                                              1,300           Brown-Forman Corp. Class B                                     63,284
                                             31,100           The Coca-Cola Co.                                           1,294,693
                                              5,500           Coca-Cola Enterprises, Inc.                                   114,675
                                              2,800           Pepsi Bottling Group, Inc.                                     75,712
                                             21,500           PepsiCo, Inc.                                               1,122,300
                                                                                                                      -------------
                                                                                                                          3,198,086
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%                         16,000         + Amgen, Inc.                                                 1,026,400
                                              2,200           Applera Corp. - Applied Biosystems Group                       46,002
                                              4,400         + Biogen Idec, Inc.                                             293,084
                                              2,500         + Chiron Corp.                                                   83,325
                                              2,800         + Genzyme Corp.                                                 162,596
                                              5,100         + Gilead Sciences, Inc.                                         178,449
                                              3,200         + Medimmune, Inc.                                                86,752
                                                                                                                      -------------
                                                                                                                          1,876,608
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                      2,400         + American Standard Cos., Inc.                                   99,168
                                              5,000           Masco Corp.                                                   182,650
                                                                                                                      -------------
                                                                                                                            281,818
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.9%                        9,700           The Bank of New York Co., Inc.                                324,174
                                              1,400           The Bear Stearns Cos., Inc.                                   143,234
                                             16,100           The Charles Schwab Corp.                                      192,556
                                              4,200         + E*Trade Financial Corp.                                        62,790
                                              1,000           Federated Investors, Inc. Class B                              30,400
                                              2,900           Franklin Resources, Inc.                                      201,985
                                              6,200           Goldman Sachs Group, Inc.                                     645,048
                                              2,500           Janus Capital Group, Inc.                                      42,025
                                              3,600           Lehman Brothers Holdings, Inc.                                314,928
                                              4,900           Mellon Financial Corp.                                        152,439
                                             11,900           Merrill Lynch & Co., Inc. (b)                                 711,263
                                             13,900           Morgan Stanley                                                771,728
                                              2,900           Northern Trust Corp.                                          140,882
                                              4,600           State Street Corp.                                            225,952
                                              1,400           T. Rowe Price Group, Inc.                                      87,080
                                                                                                                      -------------
                                                                                                                          4,046,484

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                              2,900           Air Products & Chemicals, Inc.                          $     168,113
                                             11,600           The Dow Chemical Co.                                          574,316
                                             13,000           EI Du Pont de Nemours & Co.                                   637,650
                                              1,100           Eastman Chemical Co.                                           63,503
                                              2,900           Ecolab, Inc.                                                  101,877
                                              1,200           Engelhard Corp.                                                36,804
                                                400           Great Lakes Chemical Corp.                                     11,396
                                              1,000         + Hercules, Inc.                                                 14,850
                                              1,000           International Flavors & Fragrances, Inc.                       42,840
                                              3,600           Monsanto Co.                                                  199,980
                                              2,000           PPG Industries, Inc.                                          136,320
                                              3,800           Praxair, Inc.                                                 167,770
                                              2,500           Rohm & Haas Co.                                               110,575
                                              1,000           Sigma-Aldrich Corp.                                            60,460
                                                                                                                      -------------
                                                                                                                          2,326,454
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 6.3%                       4,000           AmSouth Bancorp                                               103,600
                                              6,500           BB&T Corp.                                                    273,325
                                             51,000           Bank of America Corp.                                       2,396,490
                                              2,400           Comerica, Inc.                                                146,448
                                              1,551           Compass Bancshares, Inc.                                       75,487
                                              7,600           Fifth Third Bancorp                                           359,328
                                              1,700           First Horizon National Corp.                                   73,287
                                              2,400           Huntington Bancshares, Inc./OH                                 59,472
                                              4,700           Keycorp                                                       159,330
                                              1,300           M&T Bank Corp.                                                140,192
                                              2,500           Marshall & Ilsley Corp.                                       110,500
                                              8,500           National City Corp.                                           319,175
                                              5,700           North Fork Bancorporation, Inc.                               164,445
                                              3,900           PNC Financial Services Group, Inc.                            224,016
                                              5,400           Regions Financial Corp.                                       192,186
                                              4,700           SunTrust Banks, Inc.                                          347,236
                                              3,500           Synovus Financial Corp.                                       100,030
                                             23,800           US Bancorp                                                    745,416
                                             20,300           Wachovia Corp.                                              1,067,780
                                             21,400           Wells Fargo & Co.                                           1,330,010
                                              1,200           Zions Bancorporation                                           81,636
                                                                                                                      -------------
                                                                                                                          8,469,389
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.0%         3,400         + Allied Waste Industries, Inc.                                  31,552
                                              2,500         + Apollo Group, Inc. Class A                                    201,775
                                              1,700           Avery Dennison Corp.                                          101,949
                                              12,500          Cendant Corp.                                                 292,250
                                              2,200           Cintas Corp.                                                   96,492
                                              1,400           Equifax, Inc.                                                  39,340
                                              2,200           H&R Block, Inc.                                               107,800
                                              1,600         + Monster Worldwide, Inc.                                        53,824
                                              2,600           Pitney Bowes, Inc.                                            120,328
                                              2,400           RR Donnelley & Sons Co.                                        84,696
                                              1,900           Robert Half International, Inc.                                55,917
                                              6,800           Waste Management, Inc.                                        203,592
                                                                                                                      -------------
                                                                                                                          1,389,515
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.7%               7,900         + ADC Telecommunications, Inc.                                   21,172
                                              2,300         + Andrew Corp.                                                   31,349
                                              5,200         + Avaya, Inc.                                                    89,440
                                              8,800         + Ciena Corp.                                                    29,392
                                             83,300         + Cisco Systems, Inc.                                         1,607,690
                                              2,600         + Comverse Technology, Inc.                                      63,570
                                             16,700         + Corning, Inc.                                                 196,559
                                             19,000         + JDS Uniphase Corp.                                             60,230
                                             53,800         + Lucent Technologies, Inc.                                     202,288
                                             29,400           Motorola, Inc.                                                505,680
                                             20,600           Qualcomm, Inc.                                                873,440
                                              2,000           Scientific-Atlanta, Inc.                                       66,020
                                              7,100         + Tellabs, Inc.                                                  60,989
                                                                                                                      -------------
                                                                                                                          3,807,819
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.0%                4,800         + Apple Computer, Inc.                                          309,120
                                             31,600         + Dell, Inc.                                                  1,331,624
                                             29,800         + EMC Corp.                                                     443,126
                                              3,900         + Gateway, Inc.                                                  23,439

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals (concluded)          38,200           Hewlett-Packard Co.                                     $     801,054
                                             21,100           International Business Machines Corp.                       2,080,038
                                              1,800         + Lexmark International, Inc. Class A                           153,000
                                              1,200         + NCR Corp.                                                      83,076
                                              4,200         + Network Appliance, Inc.                                       139,524
                                              1,300         + QLogic Corp.                                                   47,749
                                             41,600         + Sun Microsystems, Inc.                                        223,808
                                                                                                                      -------------
                                                                                                                          5,635,558
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%             1,300           Fluor Corp.                                                    70,863
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%                 1,100           Vulcan Materials Co.                                           60,071
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.4%                      16,000           American Express Co.                                          901,920
                                              2,900           Capital One Financial Corp.                                   244,209
                                             15,600           MBNA Corp.                                                    439,764
                                              3,300         + Providian Financial Corp.                                      54,351
                                              5,500           SLM Corp.                                                     293,645
                                                                                                                      -------------
                                                                                                                          1,933,889
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                 1,200           Ball Corp.                                                     52,776
                                              1,000           Bemis Co.                                                      29,090
                                              1,500         + Pactiv Corp.                                                   37,935
                                              1,100         + Sealed Air Corp.                                               58,597
                                                800           Temple-Inland, Inc.                                            54,720
                                                                                                                      -------------
                                                                                                                            233,118
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                           1,900           Genuine Parts Co.                                              83,714
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.0%         2,700           CIT Group, Inc.                                               123,714
                                             65,500           Citigroup, Inc.                                             3,155,790
                                             45,000           JPMorgan Chase & Co.                                        1,755,450
                                              1,700           Moody's Corp.                                                 147,645
                                              3,600           Principal Financial Group                                     147,384
                                              2,395           SPDR Trust Series 1(a)                                        289,484
                                                                                                                      -------------
                                                                                                                          5,619,467
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                10,700           AT&T Corp.                                                    203,942
Services - 3.0%                               3,600           Alltel Corp.                                                  211,536
                                             22,300           BellSouth Corp.                                               619,717
                                              1,800           CenturyTel, Inc.                                               63,846
                                              3,700           Citizens Communications Co.                                    51,023
                                             20,900         + Qwest Communications International                             92,796
                                             41,900           SBC Communications, Inc.                                    1,079,763
                                             18,900           Sprint Corp.                                                  469,665
                                             35,000           Verizon Communications, Inc.                                1,417,850
                                                                                                                      -------------
                                                                                                                          4,210,138
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.0%                     1,900         + Allegheny Energy, Inc.                                         37,449
                                              2,200           Ameren Corp.                                                  110,308
                                              4,600           American Electric Power Co., Inc.                             157,964
                                              3,300           Centerpoint Energy, Inc.                                       37,290
                                              2,400           Cinergy Corp.                                                  99,912
                                              3,400           Consolidated Edison, Inc.                                     148,750
                                              1,900           DTE Energy Co.                                                 81,947
                                              4,200           Edison International                                          134,526
                                              3,100           Entergy Corp.                                                 209,529
                                              7,800           Exelon Corp.                                                  343,746
                                              2,500           FPL Group, Inc.                                               186,875
                                              4,600           FirstEnergy Corp.                                             181,746
                                              5,500         + PG&E Corp.                                                    183,040
                                              2,500           PPL Corp.                                                     133,200
                                                900           Pinnacle West Capital Corp.                                    39,969
                                              2,800           Progress Energy, Inc.                                         126,672
                                              9,800           The Southern Co.                                              328,496
                                              1,900           TECO Energy, Inc.                                              29,146
                                              3,300           TXU Corp.                                                     213,048
                                              4,400           Xcel Energy, Inc.                                              80,080
                                                                                                                      -------------
                                                                                                                          2,863,693
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                   2,200           American Power Conversion Corp.                                47,080
                                              1,300           Cooper Industries Ltd. Class A                                 88,257
                                              5,000           Emerson Electric Co.                                          350,500
                                                500         + Power-One, Inc.                                                 4,460
                                              2,100           Rockwell Automation, Inc.                                     104,055
                                                                                                                      -------------
                                                                                                                            594,352
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%     5,700         + Agilent Technologies, Inc.                              $     137,370
                                              2,300         + Jabil Circuit, Inc.                                            58,834
                                              2,100           Molex, Inc.                                                    63,000
                                              6,800         + Sanmina-SCI Corp.                                              57,596
                                             10,900         + Solectron Corp.                                                58,097
                                              2,600           Symbol Technologies, Inc.                                      44,980
                                                900           Tektronix, Inc.                                                27,189
                                                                                                                      -------------
                                                                                                                            447,066
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.0%            2,300           BJ Services Co.                                               107,042
                                              4,100           Baker Hughes, Inc.                                            174,947
                                              5,600           Halliburton Co.                                               219,744
                                              2,000         + Nabors Industries Ltd.                                        102,580
                                              2,000         + Noble Corp.                                                    99,480
                                              1,600         + Rowan Cos., Inc.                                               41,440
                                              7,500           Schlumberger Ltd.                                             502,125
                                              3,700         + Transocean, Inc.                                              156,843
                                                                                                                      -------------
                                                                                                                          1,404,201
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.3%               5,300           Albertson's, Inc.                                             126,564
                                              4,700           CVS Corp.                                                     211,829
                                              6,100           Costco Wholesale Corp.                                        295,301
                                              8,600         + The Kroger Co.                                                150,844
                                              6,400         + Safeway, Inc.                                                 126,336
                                              1,900           Supervalu, Inc.                                                65,588
                                              8,500           Sysco Corp.                                                   324,445
                                             53,600           Wal-Mart Stores, Inc.                                       2,831,152
                                             12,600           Walgreen Co.                                                  483,462
                                                                                                                      -------------
                                                                                                                          4,615,521
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                          8,900           Archer-Daniels-Midland Co.                                    198,559
                                              4,700           Campbell Soup Co.                                             140,483
                                              6,100           ConAgra Foods, Inc.                                           179,645
                                              5,100           General Mills, Inc.                                           253,521
                                              4,500           HJ Heinz Co.                                                  175,455
                                              3,100           Hershey Foods Corp.                                           172,174
                                              4,800           Kellogg Co.                                                   214,368
                                              1,400           McCormick & Co., Inc.                                          54,040
                                              9,300           Sara Lee Corp.                                                224,502
                                              2,600           Wm. Wrigley Jr. Co.                                           179,894
                                                                                                                      -------------
                                                                                                                          1,792,641
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                          1,700           KeySpan Corp.                                                  67,065
                                              2,800           NiSource, Inc.                                                 63,784
                                                800           Nicor, Inc.                                                    29,552
                                                300           Peoples Energy Corp.                                           13,185
                                                                                                                      -------------
                                                                                                                            173,586
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.3%         800           Bausch & Lomb, Inc.                                            51,568
                                              7,300           Baxter International, Inc.                                    252,142
                                              3,400           Becton Dickinson & Co.                                        193,120
                                              3,500           Biomet, Inc.                                                  151,865
                                             10,100         + Boston Scientific Corp.                                       359,055
                                              1,400           CR Bard, Inc.                                                  89,572
                                              1,500         + Fisher Scientific International                                93,570
                                              4,100           Guidant Corp.                                                 295,610
                                              1,700         + Hospira, Inc.                                                  56,950
                                             15,300           Medtronic, Inc.                                               759,951
                                                700         + Millipore Corp.                                                34,867
                                              1,300           PerkinElmer, Inc.                                              29,237
                                              4,800         + St. Jude Medical, Inc.                                        201,264
                                              5,000           Stryker Corp.                                                 241,250
                                              1,800         + Thermo Electron Corp.                                          54,342
                                              1,300         + Waters Corp.                                                   60,827
                                              3,100         + Zimmer Holdings, Inc.                                         248,372
                                                                                                                      -------------
                                                                                                                          3,173,562
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.3%       2,000           Aetna, Inc. New Shares                                        249,500
                                              1,500           AmerisourceBergen Corp.                                        88,020
                                              5,300           Cardinal Health, Inc.                                         308,195
                                              5,500         + Caremark Rx, Inc.                                             216,865
                                              1,800           Cigna Corp.                                                   146,826

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services (concluded)  1,000         + Express Scripts, Inc.                                   $      76,440
                                              5,690           HCA, Inc.                                                     227,372
                                              3,300           Health Management Associates, Inc. Class A                     74,976
                                              1,700         + Humana, Inc.                                                   50,473
                                              2,600           IMS Health, Inc.                                               60,346
                                              1,900         + Laboratory Corp. Of America Holdings                           94,658
                                              1,200           Manor Care, Inc.                                               42,516
                                              3,700           McKesson Corp.                                                116,402
                                              3,500         + Medco Health Solutions, Inc.                                  145,600
                                              1,200           Quest Diagnostics                                             114,660
                                              5,300         + Tenet Healthcare Corp.                                         58,194
                                              8,300           UnitedHealth Group, Inc.                                      730,649
                                              3,700         + WellPoint, Inc.                                               425,500
                                                                                                                      -------------
                                                                                                                          3,227,192
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%          7,700           Carnival Corp.                                                443,751
                                              1,700           Darden Restaurants, Inc.                                       47,158
                                              1,600           Harrah's Entertainment, Inc.                                  107,024
                                              5,700           Hilton Hotels Corp.                                           129,618
                                              4,300           International Game Technology                                 147,834
                                              2,900           Marriott International, Inc. Class A                          182,642
                                             16,400           McDonald's Corp.                                              525,784
                                              5,200         + Starbucks Corp.                                               324,272
                                              2,700           Starwood Hotels & Resorts Worldwide, Inc.                     157,680
                                              1,600           Wendy's International, Inc.                                    62,816
                                              3,700           Yum! Brands, Inc.                                             174,566
                                                                                                                      -------------
                                                                                                                          2,303,145
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                     1,000           Black & Decker Corp.                                           88,330
                                              1,600           Centex Corp.                                                   95,328
                                              1,600           Fortune Brands, Inc.                                          123,488
                                                600           KB Home                                                        62,640
                                              2,100           Leggett & Platt, Inc.                                          59,703
                                              1,200           Maytag Corp.                                                   25,320
                                              3,700           Newell Rubbermaid, Inc.                                        89,503
                                              1,700           Pulte Homes, Inc.                                             108,460
                                                800           Snap-On, Inc.                                                  27,488
                                              1,200           The Stanley Works                                              58,788
                                                900           Whirlpool Corp.                                                62,289
                                                                                                                      -------------
                                                                                                                            801,337
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                     2,200           Clorox Co.                                                    129,646
                                              7,000           Colgate-Palmolive Co.                                         358,120
                                              6,500           Kimberly-Clark Corp.                                          427,765
                                             32,100           Procter & Gamble Co.                                        1,768,068
                                                                                                                      -------------
                                                                                                                          2,683,599
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                            1,700         + Affiliated Computer Services, Inc. Class A                    102,323
                                              6,900           Automatic Data Processing, Inc.                               306,015
                                              2,600         + Computer Sciences Corp.                                       146,562
                                              1,400         + Convergys Corp.                                                20,986
                                              6,500           Electronic Data Systems Corp.                                 150,150
                                             10,000           First Data Corp.                                              425,400
                                              2,600         + Fiserv, Inc.                                                  104,494
                                              4,800           Paychex, Inc.                                                 163,584
                                              1,400           Sabre Holdings Corp. Class A                                   31,024
                                              3,700         + Sungard Data Systems, Inc.                                    104,821
                                              3,800         + Unisys Corp.                                                   38,684
                                                                                                                      -------------
                                                                                                                          1,594,043
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.8%              10,000           3M Co.                                                        820,700
                                            133,500           General Electric Co.                                        4,872,750
                                              1,600           Textron, Inc.                                                 118,080
                                             25,400           Tyco International Ltd.                                       907,796
                                                                                                                      -------------
                                                                                                                          6,719,326
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                              3,700           ACE Ltd.                                                      158,175
                                              1,400           AMBAC Financial Group, Inc.                                   114,982
                                              4,200           AON Corp.                                                     100,212
                                              6,900           Aflac, Inc.                                                   274,896
                                              8,300           The Allstate Corp.                                            429,276
                                             32,900           American International Group, Inc.                          2,160,543

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance (concluded)                         2,400           Chubb Corp.                                             $     184,560
                                              1,800           Cincinnati Financial Corp.                                     79,668
                                              3,700           Hartford Financial Services Group, Inc.                       256,447
                                              1,500           Jefferson-Pilot Corp.                                          77,940
                                              2,000           Lincoln National Corp.                                         93,360
                                              2,100           Loews Corp.                                                   147,630
                                              1,900           MBIA, Inc.                                                    120,232
                                              6,600           Marsh & McLennan Cos., Inc.                                   217,140
                                              8,900           Metlife, Inc.                                                 360,539
                                              2,500           The Progressive Corp.                                         212,100
                                              6,500           Prudential Financial, Inc.                                    357,240
                                              1,700           Safeco Corp.                                                   88,808
                                              7,900           The St. Paul Travelers Cos., Inc.                             292,853
                                              1,200           Torchmark Corp.                                                68,568
                                              4,100           UnumProvident Corp.                                            73,554
                                              1,800           XL Capital Ltd. Class A                                       139,770
                                                                                                                      -------------
                                                                                                                          6,008,493
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.7%              8,400         + eBay, Inc.                                                    976,752
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.5%          17,200         + Yahoo!, Inc.                                                  648,096
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%           1,000           Brunswick Corp.                                                49,500
                                              3,700           Eastman Kodak Co.                                             119,325
                                              1,800           Hasbro, Inc.                                                   34,884
                                              4,700           Mattel, Inc.                                                   91,603
                                                                                                                      -------------
                                                                                                                            295,312
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                              4,500           Caterpillar, Inc.                                             438,795
                                                600           Cummins, Inc.                                                  50,274
                                              3,600           Danaher Corp.                                                 206,676
                                              3,200           Deere & Co.                                                   238,080
                                              2,300           Dover Corp.                                                    96,462
                                              2,000           Eaton Corp.                                                   144,720
                                              1,300           ITT Industries, Inc.                                          109,785
                                              3,600           Illinois Tool Works, Inc.                                     333,648
                                              2,200           Ingersoll-Rand Co. Class A                                    176,660
                                              1,000         + Navistar International Corp.                                   43,980
                                              2,400           Paccar, Inc.                                                  193,152
                                              1,300           Pall Corp.                                                     37,635
                                              1,600           Parker Hannifin Corp.                                         121,184
                                                                                                                      -------------
                                                                                                                          2,191,051
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.0%                                  7,400           Clear Channel Communications, Inc.                            247,826
                                             28,200         + Comcast Corp. Class A                                         938,496
                                                800           Dow Jones & Co., Inc.                                          34,448
                                              3,600           Gannett Co., Inc.                                             294,120
                                              4,800         + Interpublic Group of Cos., Inc.                                64,320
                                              1,100           Knight-Ridder, Inc.                                            73,634
                                              2,400           The McGraw-Hill Cos., Inc.                                    219,696
                                                400           Meredith Corp.                                                 21,680
                                              1,600           New York Times Co. Class A                                     65,280
                                             29,400           News Corp. Class A                                            548,604
                                              2,400           Omnicom Group                                                 202,368
                                             57,900         + Time Warner, Inc.                                           1,125,576
                                              3,700           Tribune Co.                                                   155,918
                                              3,700         + Univision Communications, Inc. Class A                        108,299
                                             21,600           Viacom, Inc. Class B                                          786,024
                                             26,000           Walt Disney Co.                                               722,800
                                                                                                                      -------------
                                                                                                                          5,609,089
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                       10,400           Alcoa, Inc.                                                   326,768
                                                900           Allegheny Technologies, Inc.                                   19,503
                                              2,300           Freeport-McMoRan Copper & Gold, Inc. Class B                   87,929
                                              5,900           Newmont Mining Corp.                                          262,019
                                              2,100           Nucor Corp.                                                   109,914
                                              1,200           Phelps Dodge Corp.                                            118,704
                                              1,500           United States Steel Corp.                                      76,875
                                                                                                                      -------------
                                                                                                                          1,001,712
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.8%    7,600         + The AES Corp.                                                 103,892
                                              3,000         + CMS Energy Corp.                                               31,350
                                              8,400         + Calpine Corp.                                                  33,096
                                              1,900           Constellation Energy Group, Inc.                               83,049

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power           4,400           Dominion Resources, Inc.                                $     298,056
(concluded)                                  11,700           Duke Energy Corp.                                             296,361
                                              3,800         + Dynegy, Inc. Class A                                           17,556
                                              3,100           Public Service Enterprise Group, Inc.                         160,487
                                              3,100           Sempra Energy                                                 113,708
                                                                                                                      -------------
                                                                                                                          1,137,555
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                       1,000         + Big Lots, Inc.                                                 12,130
                                                800           Dillard's, Inc. Class A                                        21,496
                                              3,900           Dollar General Corp.                                           81,003
                                              2,300           Family Dollar Stores, Inc.                                     71,829
                                              2,300           Federated Department Stores                                   132,917
                                              3,700           JC Penney Co., Inc. Holding Co.                               153,180
                                              4,200         + Kohl's Corp.                                                  206,514
                                              3,800           The May Department Stores Co.                                 111,720
                                              1,800           Nordstrom, Inc.                                                84,114
                                              2,800           Sears Roebuck and Co.                                         142,884
                                             11,200           Target Corp.                                                  581,616
                                                                                                                      -------------
                                                                                                                          1,599,403
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                    11,200         + Xerox Corp.                                                   190,512
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 6.3%                              1,200           Amerada Hess Corp.                                             98,856
                                              3,400           Anadarko Petroleum Corp.                                      220,354
                                              4,400           Apache Corp.                                                  222,508
                                              1,000           Ashland, Inc.                                                  58,380
                                              4,700           Burlington Resources, Inc.                                    204,450
                                             26,900           ChevronTexaco Corp.                                         1,412,519
                                              8,700           ConocoPhillips                                                755,421
                                              5,600           Devon Energy Corp.                                            217,952
                                              1,700           EOG Resources, Inc.                                           121,312
                                              7,300           El Paso Corp.                                                  75,920
                                             81,400           Exxon Mobil Corp.                                           4,172,564
                                              2,000           Kerr-McGee Corp.                                              115,580
                                              1,800           Kinder Morgan, Inc.                                           131,634
                                              4,800           Marathon Oil Corp.                                            180,528
                                              4,600           Occidental Petroleum Corp.                                    268,456
                                              1,000           Sunoco, Inc.                                                   81,710
                                              3,400           Unocal Corp.                                                  147,016
                                              3,200           Valero Energy Corp.                                           145,280
                                              6,400           Williams Cos., Inc.                                           104,256
                                              3,400           XTO Energy, Inc.                                              120,292
                                                                                                                      -------------
                                                                                                                          8,854,988
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%                3,000           Georgia-Pacific Corp.                                         112,440
                                              6,100           International Paper Co.                                       256,200
                                              1,600           Louisiana-Pacific Corp.                                        42,784
                                              2,200           MeadWestvaco Corp.                                             74,558
                                              2,800           Weyerhaeuser Co.                                              188,216
                                                                                                                      -------------
                                                                                                                            674,198
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%                      1,000           Alberto-Culver Co. Class B                                     48,570
                                              6,300           Avon Products, Inc.                                           243,810
                                             12,700           The Gillette Co.                                              568,706
                                                                                                                      -------------
                                                                                                                            861,086
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%                       19,700           Abbott Laboratories                                           919,005
                                              1,700           Allergan, Inc.                                                137,819
                                             23,700           Bristol-Myers Squibb Co.                                      607,194
                                             14,300           Eli Lilly & Co.                                               811,525
                                              4,900         + Forest Laboratories, Inc.                                     219,814
                                             37,500           Johnson & Johnson                                           2,378,250
                                              3,000         + King Pharmaceuticals, Inc.                                     37,200
                                             28,300           Merck & Co., Inc.                                             909,562
                                              3,000           Mylan Laboratories                                             53,040
                                             95,000           Pfizer, Inc.                                                2,554,550
                                             19,100           Schering-Plough Corp.                                         398,808
                                              1,500         + Watson Pharmaceuticals, Inc.                                   49,215
                                             16,900           Wyeth                                                         719,771
                                                                                                                      -------------
                                                                                                                          9,795,753
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%                            1,400           Apartment Investment & Management Co. Class A                  53,956
                                              2,200           Archstone-Smith Trust                                          84,260
                                              5,600           Equity Office Properties Trust                                163,072

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate (concluded)                       4,000           Equity Residential                                      $     144,720
                                              2,000           Plum Creek Timber Co., Inc.                                    76,880
                                              2,000           Prologis                                                       86,660
                                              3,100           Simon Property Group, Inc.                                    200,477
                                                                                                                      -------------
                                                                                                                            810,025
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                            4,700           Burlington Northern Santa Fe Corp.                            222,357
                                              2,800           CSX Corp.                                                     112,224
                                              4,700           Norfolk Southern Corp.                                        170,093
                                              3,300           Union Pacific Corp.                                           221,925
                                                                                                                      -------------
                                                                                                                            726,599
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                4,600         + Advanced Micro Devices, Inc.                                  101,292
Equipment - 3.1%                              4,700         + Altera Corp.                                                   97,290
                                              4,500           Analog Devices, Inc.                                          166,140
                                             20,300         + Applied Materials, Inc.                                       347,130
                                              2,700         + Applied Micro Circuits Corp.                                   11,367
                                              4,000         + Broadcom Corp. Class A                                        129,120
                                                600         + Freescale Semiconductor, Inc. Class A                          10,692
                                              4,946         + Freescale Semiconductor, Inc. Class B                          90,809
                                             79,900           Intel Corp.                                                 1,868,861
                                              2,500         + Kla-Tencor Corp.                                              116,450
                                              3,800         + LSI Logic Corp.                                                20,824
                                              4,200           Linear Technology Corp.                                       162,792
                                              4,100           Maxim Integrated Products, Inc.                               173,799
                                              7,100         + Micron Technology, Inc.                                        87,685
                                              4,100           National Semiconductor Corp.                                   73,595
                                              1,900         + Novellus Systems, Inc.                                         52,991
                                              2,300         + Nvidia Corp.                                                   54,188
                                              2,700         + PMC - Sierra, Inc.                                             30,375
                                              2,600         + Teradyne, Inc.                                                 44,382
                                             21,400           Texas Instruments, Inc.                                       526,868
                                              4,400           Xilinx, Inc.                                                  130,460
                                                                                                                      -------------
                                                                                                                          4,297,110
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.4%                               3,000           Adobe Systems, Inc.                                           188,220
                                              3,000           Autodesk, Inc.                                                113,850
                                              2,500         + BMC Software, Inc.                                             46,500
                                              2,200         + Citrix Systems, Inc.                                           53,966
                                              6,900           Computer Associates International, Inc.                       214,314
                                              4,000         + Compuware Corp.                                                25,880
                                              4,000         + Electronic Arts, Inc.                                         246,720
                                              2,400         + Intuit, Inc.                                                  105,624
                                              1,200         + Mercury Interactive Corp.                                      54,660
                                            137,400           Microsoft Corp.                                             3,669,954
                                              6,500         + Novell, Inc.                                                   43,875
                                             65,500         + Oracle Corp.                                                  898,660
                                              2,500         + Parametric Technology Corp.                                    14,725
                                              6,700         + Siebel Systems, Inc.                                           70,350
                                              7,600         + Symantec Corp.                                                195,776
                                              5,500         + Veritas Software Corp.                                        157,025
                                                                                                                      -------------
                                                                                                                          6,100,099
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.5%                       2,900         + Autonation, Inc.                                               55,709
                                              1,100         + Autozone, Inc.                                                100,441
                                              3,800         + Bed Bath & Beyond, Inc.                                       151,354
                                              4,300           Best Buy Co., Inc.                                            255,506
                                              2,700           Circuit City Stores, Inc.                                      42,228
                                             10,700           The Gap, Inc.                                                 225,984
                                             27,800           Home Depot, Inc.                                            1,188,172
                                              5,600           Limited Brands                                                128,912
                                              9,600           Lowe's Cos., Inc.                                             552,864
                                              3,500         + Office Depot, Inc.                                             60,760
                                              1,300           OfficeMax, Inc.                                                40,794
                                              2,100           RadioShack Corp.                                               69,048
                                              1,500           The Sherwin-Williams Co.                                       66,945
                                              6,700           Staples, Inc.                                                 225,857
                                              5,700           TJX Cos., Inc.                                                143,241
                                              2,200           Tiffany & Co.                                                  70,334
                                              2,300         + Toys R US, Inc.                                                47,081
                                                                                                                      -------------
                                                                                                                          3,425,230
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (continued)

                                             Shares
Industry*                                      Held           Common Stocks                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%       2,200         + Coach, Inc.                                             $     124,080
                                              1,700           Jones Apparel Group, Inc.                                      62,169
                                              1,100           Liz Claiborne, Inc.                                            46,431
                                              3,500           Nike, Inc. Class B                                            317,415
                                                900           Reebok International Ltd.                                      39,600
                                              1,200           VF Corp.                                                       66,456
                                                                                                                      -------------
                                                                                                                            656,151
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.8%             6,600           Countrywide Financial Corp.                                   244,266
                                             12,200           Fannie Mae                                                    868,762
                                              8,500           Freddie Mac                                                   626,450
                                              3,900           Golden West Financial Corp.                                   239,538
                                              1,100           MGIC Investment Corp.                                          75,801
                                              3,800           Sovereign Bancorp, Inc.                                        85,690
                                             10,400           Washington Mutual, Inc.                                       439,712
                                                                                                                      -------------
                                                                                                                          2,580,219
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                               25,900           Altria Group, Inc.                                          1,582,490
                                              1,900           Reynolds American, Inc.                                       149,340
                                              2,200           UST, Inc.                                                     105,842
                                                                                                                      -------------
                                                                                                                          1,837,672
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%       1,000           WW Grainger, Inc.                                              66,620
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%   14,400         + Nextel Communications, Inc. Class A                           432,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Common Stocks
                                                              (Cost - $133,508,204) - 101.8%                            142,333,115
-----------------------------------------------------------------------------------------------------------------------------------

                                               Face
                                             Amount           Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits                           $ 4,926,348           Brown Brothers Harriman & Co., 1.75% due 1/03/2005         4,926,348
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments in Short-Term Securities
                                                              (Cost - $4,926,348) -- 3.5%                                 4,926,348
-----------------------------------------------------------------------------------------------------------------------------------

                                          Number of
                                          Contracts           Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                      136,717           S&P 500 Geared Index, expiring November 2005 at
                                                              USD 113.01, Broker BNP Paribas                              2,905,728
                                             98,893           S&P 500 Geared Index, expiring November 2005 at
                                                              USD 113.05, Broker HSBC Securities Inc.                     2,101,840
                               ----------------------------------------------------------------------------------------------------
                                                              Total Options Purchased
                                                              (Premiums Paid - $0) - 3.6%                                 5,007,568
                               ----------------------------------------------------------------------------------------------------
                                                              Total Investments (Cost - $138,434,552) - 108.9%          152,267,031
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                        148,340           S&P 500 Geared Index, expiring November 2005 at
                                                              USD 117.69, Broker HSBC Securities Inc.                    (3,152,760)
                                            205,075           S&P 500 Geared Index, expiring November 2005 at
                                                              USD 117.71, Broker BNP Paribas                             (4,358,592)
                               ----------------------------------------------------------------------------------------------------
                                                              Total Options Written
                                                              (Premiums Received - $60,000) - (5.4)%                     (7,511,352)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments, Net of Options Written
                                                              (Cost - $138,374,552**) - 103.5%                          144,755,679
                                                              Liabilities in Excess of Other Assets - (3.5%)             (4,972,619)
                                                                                                                      -------------
                                                              Net Assets - 100.0%                                     $ 139,783,060
                                                                                                                      =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost, net of options written                      $ 138,374,552
                                                                  =============
      Gross unrealized appreciation                               $  14,528,611
      Gross unrealized depreciation                                  (8,147,484)
                                                                  -------------
      Net unrealized appreciation                                 $   6,381,127
                                                                  =============

S&P 500 GEARED Fund Inc.
Schedule of Investments as of December 31, 2004 (concluded)

+     Non-income producing security.

(a) Represents ownership in S&P 500 SPDR Trust, a registered unit investment trust. The investment objective of the S&P 500 SPDR Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stock.

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      Affiliate                            Net Activity          Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.               11,900                $   1,824
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500 (R) GEARED SM Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    President
    S&P 500 (R) GEARED SM Fund Inc.

Date: February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox
    President
    S&P 500 (R) GEARED SM Fund Inc.

Date: February 24, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500 (R) GEARED SM Fund Inc.

Date: February 24, 2005